UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

	Investment Company Act File Number :	811-5498

Name of Registrant:	Putnam Master Intermediate Income Trust

Address of Principal Executive Offices:
One Post Office Square
Boston, Massachusetts 02109
Name and address of agent of service:
James P. Pappas, Vice President
Putnam Master Intermediate Income Trust
One Post Office Square
Boston, Massachusetts 02109
CC:
John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110
Registrant's telephone number including area code:
(617) 292-1000
Date of fiscal year end:
09/30/2008
Date of reporting period:
07/01/2008 - 06/30/2009

Item 1: Proxy Voting Record

Registrant : Putnam Master Intermediate Income Trust

Abovenet, Inc.
Ticker	Security ID:	Meeting Date		Meeting Status
ABVT	CUSIP9 00374N107	06/25/2009		Voted
Meeting Type	Country of Trade
Annual	United States
Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1.1	Elect Jeffrey A. Brodsky	Mgmt	For	For	For
1.2	Elect Michael J. Embler	Mgmt	For	For	For
1.3	Elect William LaPerch	Mgmt	For	For	For
1.4	Elect Richard Postma	Mgmt	For	For	For
1.5	Elect Richard L. Shorten, Jr.	Mgmt	For	For	For
1.6	Elect Stuart Subotnick	Mgmt	For	For	For
2	Ratification of Auditor	Mgmt	For	For	For

ACCREDITED MTG LN TR
Ticker	Security ID:	Meeting Date		Meeting Status
	CUSIP9 004375CU3	01/29/2009		Take No Action
Meeting Type	Country of Trade
Consent	United States
Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1	WAIVER 1	Mgmt	N/A	TNA	N/A
2	WAIVER 2	Mgmt	N/A	TNA	N/A
3	WAIVER 3	Mgmt	N/A	TNA	N/A

ACCREDITED MTG LN TR
Ticker	Security ID:	Meeting Date		Meeting Status
	CUSIP9 004375EH0	08/15/2008		Take No Action
Meeting Type	Country of Trade
Consent	United States
Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1	I DIRECT THE TRUSTEE TO	Mgmt	N/A	TNA	N/A
FULLY AND FOREVER WAIVE,
ANY SERVICER EVENT DEFAULT
AS DESCRIBED IN THE
ACCOMPANYING NOTICE DATED
JULY 18, 2008.

	2	I DIRECT THE TRUSTEE TO	Mgmt	N/A	TNA	N/A
TERMINATE THE SERVICER AS
DESCRIBED IN THE
ACCOMPANYING NOTICE DATED
JULY 18, 2008.

ACCREDITED MTG LN TR
	Ticker	Security ID:	Meeting Date		Meeting Status
		CUSIP9 004375CU3	12/10/2008		Voted
	Meeting Type	Country of Trade
	Consent	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	SERVICER EVENT DEFAULT AS	Mgmt	N/A	For	N/A
DESCRIBED IN THE
ACCOMPANYING NOTICE DATED
NOVEMBER 4, 2008, ASSUMING
THAT A SERVICER EVENT OF
DEFAULT HAS OCCURRED
AND/OR THE POTENTIAL
SERVICER EVENT OF DEFAULT
OCCURS.

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is ‘Abstain.’ Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, 'NA' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam Master Intermediate Income Trust

By:	/s/ Charles E. Porter

Name:	Charles E. Porter

Title:	Executive Vice President, Associate Treasurer, Principal Executive Officer and
Compliance Liaison

Date:	August 3, 2009